LVIP JPMorgan Retirement Income Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.04%
Equity Funds–23.59%
JPMorgan BetaBuilders MSCI U.S. REIT ETF	4,258	$400,295
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	60,261	5,430,721
✧JPMorgan Equity Index Fund	319,107	26,872,018
JPMorgan Realty Income ETF	24,449	1,178,442
✧JPMorgan Small Cap Equity Fund	20,301	1,032,920
✧JPMorgan Small Cap Growth Fund	49,221	968,666
✧JPMorgan Small Cap Value Fund	38,765	990,038
✧JPMorgan U.S. Equity Fund	380,595	8,966,822
		45,839,922
Fixed Income Funds–55.05%
✧JPMorgan Core Bond Fund	7,213,135	74,439,557
✧JPMorgan High Yield Fund	3,532,727	22,821,417
JPMorgan Inflation Managed Bond ETF	201,855	9,715,281
		106,976,255
Global Equity Fund–4.00%
JPMorgan Global Select Equity ETF	131,790	7,767,703
		7,767,703
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.39%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	93,474	$3,576,315
JPMorgan BetaBuilders International Equity ETF	68,785	4,230,622
✧JPMorgan Emerging Markets Equity Fund	45,535	1,431,609
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	127,128	2,147,194
✧JPMorgan International Equity Fund	249,389	5,077,557
JPMorgan International Research Enhanced Equity ETF	119,515	7,615,496
		24,078,793
Money Market Fund–4.01%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 4.52%)	7,797,520	7,799,860
		7,799,860
Total Investment Companies (Cost $172,290,397)		192,462,533

TOTAL INVESTMENTS–99.04% (Cost $172,290,397)	192,462,533
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.96%	1,865,917
NET ASSETS APPLICABLE TO 15,301,737 SHARES OUTSTANDING–100.00%	$194,328,450

✧Class R-6 shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP JPMorgan Retirement Income Fund–1